Income Tax And Social Contribution	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Income tax and social contribution
21	Income tax and social contribution
As an exempted company incorporated in the Cayman Islands, Vinci Partners Ltd is subject to Cayman Islands laws, which currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to us.
Vinci Partners Ltd subsidiaries based in Brazil, except for Vinci Partners Ltda, Vinci Capital Gestora Ltda, Vinci Soluções de Investimentos Ltda, Vinci Vida e Previdência S.A. and CG Investimentos Brazil Ltda, are taxed based on the deemed profit.
Vinci Compass has tax losses and negative basis resulting from previous years and deferred income tax and social contribution credits are recognized since there is expectation of future tax results for these companies. The tax credit arising from the tax loss and negative basis under the taxable profit regime on December 31, 2025 is R$ 19,777 (R$ 13,102 on December 31, 2024).
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2025	2024	2023
Current income tax	(46,725)	(37,989)	(42,961)
Current social contribution	(12,505)	(13,669)	(15,605)

	(59,230)	(51,658)	(58,566)

Deferred income tax	13,193	3,921	6,455
Deferred social contribution	3,298	1,760	2,185

	16,491	5,681	8,640

Income taxes and social contribution	(42,740)	(45,977)	(49,926)
Deferred tax balances

	12/31/2025	12/31/2024
Deferred tax assets
Tax losses	19,777	13,102
RSU	3,771	3,103
Interest expense on obligation for acquisition	3,190	3,190
Amortization on management Contracts	3,455	2,419
Contingent consideration	12,836	5,849
Others	4,364	3,615

Total	47,393	31,346

Deferred tax liabilities
Financial revenue	(2,565)	(2,287)
Estimated revenue	(804)	(1,193)
Leases	(845)	(984)

Total Income Tax	(4,214)	(4,464)

Estimated revenue	(427)	(622)

Total (Taxes and contribution)	(427)	(622)

Total deferred tax liabilities	(4,641)	(5,086)

Movements	Tax losses	Interest expense on obligation for acquisition	Management Contract	RSU	Other (*)	Total
Deferred tax assets
As at December 31, 2023	6,066	2,121	1,382	2,188	1,730	13,487
to profit and loss	7,036	1,069	1,037	915	7,802	17,859

As at December 31, 2024	13,102	3,190	2,419	3,103	9,532	31,346

to profit and loss	6,675	—	1,036	668	7,668	16,046

As at December 31, 2025	19,777	3,190	3,455	3,771	17,199	47,391

(*)	Comprises mainly deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.

Movements	Financial Revenue	Estimated Revenue	Leases	Total
Deferred tax liabilities
As at December 31, 2023	(1,147)	(2,385)	(351)	(3,883)
to profit and loss	(1,140)	570	(633)	(1,203)

As at December 31, 2024	(2,287)	(1,815)	(984)	(5,086)

to profit and loss	(279)	585	139	445

As at December 31, 2025	(2,566)	(1,230)	(845)	(4,641)

(a) Tax effective rate

	2025	2024	2023
Profit (loss) before income taxes	262,034	161,950	269,385
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(89,092)	(55,063)	(92,591)
Reconciliation adjustments:
Expenses not deductible	(1,157)	(192)	(880)
Tax benefits	99	143	190
Share based payments	(3,732)	(1,589)	(516)
Unrecognized tax loss credits	(7,179)	(4,926)	(2,055)
Effect of presumed profit of subsidiaries (i) and offshore subsidiaries	54,451	15,455	44,833
Other additions (exclusions), net	3,870	195	93
Income taxes expenses	(42,740)	(45,977)	(49,926)
Current	(59,231)	(51,658)	(58,566)
Deferred	16,491	5,681	8,640
Effective rate	16%	28%	19%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$
78,000
in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.